UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2015

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.5%
BorgWarner Inc.	3,100	$176,204
Johnson Controls Inc.	79,000	3,912,870
Lear Corp.	9,600	1,077,696

Total Auto Components		5,166,770

Automobiles - 1.1%
Ford Motor Co.	288,000	4,322,880
General Motors Co.	143,400	4,779,522
Harley-Davidson Inc.	18,600	1,048,110

Total Automobiles		10,150,512

Diversified Consumer Services - 0.1%
H&R Block Inc.	24,600	729,390

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	53,000	2,617,670
Hyatt Hotels Corp., Class A Shares	3,900	221,091	*
McDonald’s Corp.	80,900	7,691,163
Royal Caribbean Cruises Ltd.	18,800	1,479,372
Wyndham Worldwide Corp.	10,700	876,437

Total Hotels, Restaurants & Leisure		12,885,733

Household Durables - 0.3%
Lennar Corp., Class A Shares	15,500	791,120
PulteGroup Inc.	32,600	656,890
Toll Brothers Inc.	15,700	599,583	*
Whirlpool Corp.	6,100	1,055,605

Total Household Durables		3,103,198

Media - 2.1%
AMC Networks Inc., Class A Shares	200	16,370	*
CBS Corp., Class B Shares	35,100	1,948,050
News Corp., Class A Shares	32,300	471,257	*
Omnicom Group Inc.	25,200	1,751,148
TEGNA Inc.	25,600	820,992
Time Warner Inc.	166,000	14,510,060

Total Media		19,517,877

Multiline Retail - 1.0%
Dillard’s Inc., Class A Shares	3,100	326,089
Kohl’s Corp.	24,700	1,546,467
Macy’s Inc.	90,500	6,106,035
Nordstrom Inc.	18,800	1,400,600

Total Multiline Retail		9,379,191

Specialty Retail - 0.9%
AutoNation Inc.	10,800	680,184	*
AutoZone Inc.	3,500	2,334,150	*
Bed Bath & Beyond Inc.	15,500	1,069,190	*
Dick’s Sporting Goods Inc.	8,400	434,868
Foot Locker Inc.	12,400	830,924
GameStop Corp., Class A Shares	9,500	408,120
Gap Inc.	37,200	1,419,924
Penske Automotive Group Inc.	10,400	541,944
Staples Inc.	16,800	257,208

Total Specialty Retail		7,976,512

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.2%
Coach Inc.	23,100	$799,491
PVH Corp.	7,400	852,480

Total Textiles, Apparel & Luxury Goods		1,651,971

TOTAL CONSUMER DISCRETIONARY		70,561,154

CONSUMER STAPLES - 6.0%
Beverages - 0.2%
Coca-Cola Enterprises Inc.	30,800	1,337,952

Food & Staples Retailing - 2.5%
Wal-Mart Stores Inc.	329,500	23,371,435

Food Products - 1.4%
Archer-Daniels-Midland Co.	76,600	3,693,652
Bunge Ltd.	14,000	1,229,200
Campbell Soup Co.	26,000	1,238,900
General Mills Inc.	72,800	4,056,416
Ingredion Inc.	6,400	510,784
Kellogg Co.	31,500	1,975,050
Pilgrim’s Pride Corp.	22,000	505,340

Total Food Products		13,209,342

Household Products - 0.6%
Energizer Holdings Inc.	6,900	907,695
Kimberly-Clark Corp.	43,900	4,652,083

Total Household Products		5,559,778

Personal Products - 0.1%
Herbalife Ltd.	8,300	457,247	*

Tobacco - 1.2%
Philip Morris International Inc.	138,300	11,087,511

TOTAL CONSUMER STAPLES		55,023,265

ENERGY - 6.4%
Energy Equipment & Services - 0.2%
Baker Hughes Inc.	34,300	2,116,310

Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	107,200	10,341,584
Devon Energy Corp.	46,600	2,772,234
EOG Resources Inc.	14,900	1,304,495
Exxon Mobil Corp.	354,200	29,469,440
HollyFrontier Corp.	17,500	747,075
Marathon Petroleum Corp.	48,500	2,537,035
Phillips 66	70,200	5,655,312
Tesoro Corp.	7,300	616,193
Valero Energy Corp.	55,400	3,468,040

Total Oil, Gas & Consumable Fuels		56,911,408

TOTAL ENERGY		59,027,718

EXCHANGE-TRADED FUNDS - 1.0%
iShares Trust - iShares Russell 1000 Value Index Fund	89,300	9,211,295

FINANCIALS - 28.4%
Banks - 13.9%
Bank of America Corp.	1,238,700	21,082,674
BOK Financial Corp.	6,200	431,396
Citigroup Inc.	270,800	14,958,992
Comerica Inc.	19,900	1,021,268
Commerce Bancshares Inc.	11,605	542,766
East-West Bancorp Inc.	1,900	85,158
Fifth Third Bancorp	97,800	2,036,196
Huntington Bancshares Inc.	94,500	1,068,795
JPMorgan Chase & Co.	472,300	32,003,048
KeyCorp	104,600	1,571,092

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Banks - (continued)
People’s United Financial Inc.	27,600	$447,396
PNC Financial Services Group Inc.	60,600	5,796,390
Regions Financial Corp.	160,300	1,660,708
SunTrust Banks Inc.	61,000	2,624,220
U.S. Bancorp	189,600	8,228,640
Wells Fargo & Co.	612,300	34,435,752

Total Banks		127,994,491

Capital Markets - 5.1%
Ameriprise Financial Inc.	22,400	2,798,432
Bank of New York Mellon Corp.	132,800	5,573,616
BlackRock Inc.	18,400	6,366,032
E*TRADE Financial Corp.	25,900	775,705	*
Eaton Vance Corp.	10,500	410,865
Franklin Resources Inc.	72,800	3,569,384
Goldman Sachs Group Inc.	51,800	10,815,322
Invesco Ltd.	51,100	1,915,739
Morgan Stanley	226,100	8,770,419
Northern Trust Corp.	23,100	1,766,226
State Street Corp.	36,700	2,825,900
T. Rowe Price Group Inc.	23,300	1,811,109

Total Capital Markets		47,398,749

Consumer Finance - 2.0%
American Express Co.	123,700	9,613,964
Capital One Financial Corp.	57,500	5,058,275
Discover Financial Services	55,400	3,192,148
Navient Corp.	45,600	830,376

Total Consumer Finance		18,694,763

Diversified Financial Services - 0.4%
Nasdaq OMX Group Inc.	15,100	737,031
Principal Financial Group Inc.	33,800	1,733,602
Voya Financial Inc.	20,300	943,341

Total Diversified Financial Services		3,413,974

Insurance - 6.9%
ACE Ltd.	38,600	3,924,848
AFLAC Inc.	38,700	2,407,140
Alleghany Corp.	2,000	937,520	*
Allstate Corp.	53,400	3,464,058
American Financial Group Inc.	23,600	1,534,944
American International Group Inc.	169,500	10,478,490
Arch Capital Group Ltd.	11,000	736,560	*
Assurant Inc.	8,600	576,200
Axis Capital Holdings Ltd.	5,700	304,209
Chubb Corp.	73,300	6,973,762
Cincinnati Financial Corp.	11,800	592,124
Everest Re Group Ltd.	5,700	1,037,457
Hartford Financial Services Group Inc.	37,400	1,554,718
Lincoln National Corp.	30,800	1,823,976
Loews Corp.	33,200	1,278,532
Markel Corp.	1,200	960,816	*
MetLife Inc.	99,500	5,571,005
Progressive Corp.	52,300	1,455,509
Prudential Financial Inc.	53,400	4,673,568
Reinsurance Group of America Inc.	9,600	910,752
Torchmark Corp.	40,700	2,369,554
Travelers Cos. Inc.	88,600	8,564,076
Unum Group	29,800	1,065,350
W.R. Berkley Corp.	11,100	576,423

Total Insurance		63,771,591

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp Inc.	51,100	$939,218

TOTAL FINANCIALS		262,212,786

HEALTH CARE - 13.6%
Biotechnology - 3.1%
Amgen Inc.	86,600	13,294,832
Gilead Sciences Inc.	131,200	15,360,896

Total Biotechnology		28,655,728

Health Care Equipment & Supplies - 0.6%
Baxter International Inc.	39,500	2,762,235
St. Jude Medical Inc.	32,800	2,396,696

Total Health Care Equipment & Supplies		5,158,931

Health Care Providers & Services - 3.2%
Aetna Inc.	29,800	3,798,308
Anthem Inc.	34,300	5,630,002
CIGNA Corp.	9,550	1,547,100
HCA Holdings Inc.	37,000	3,356,640	*
Quest Diagnostics Inc.	12,800	928,256
UnitedHealth Group Inc.	117,700	14,359,400

Total Health Care Providers & Services		29,619,706

Pharmaceuticals - 6.7%
Johnson & Johnson	247,400	24,111,604
Merck & Co. Inc.	336,600	19,162,638
Pfizer Inc.	549,600	18,428,088

Total Pharmaceuticals		61,702,330

TOTAL HEALTH CARE		125,136,695

INDUSTRIALS - 13.6%
Aerospace & Defense - 4.5%
Boeing Co.	61,700	8,559,024
General Dynamics Corp.	44,200	6,262,698
Honeywell International Inc.	70,200	7,158,294
Huntington Ingalls Industries Inc.	4,300	484,137
L-3 Communications Holdings Inc.	10,400	1,179,152
Lockheed Martin Corp.	37,400	6,952,660
Northrop Grumman Corp.	34,800	5,520,324
Raytheon Co.	37,400	3,578,432
Rockwell Collins Inc.	15,300	1,412,955

Total Aerospace & Defense		41,107,676

Air Freight & Logistics - 0.0%
Ryder System Inc.	4,800	419,376

Airlines - 0.7%
Alaska Air Group Inc.	16,400	1,056,652
Delta Air Lines Inc.	72,800	2,990,624
Southwest Airlines Co.	59,700	1,975,473

Total Airlines		6,022,749

Building Products - 0.0%
Owens Corning Inc.	10,500	433,125

Commercial Services & Supplies - 0.1%
ADT Corp.	15,300	513,621
Pitney Bowes Inc.	10,100	210,181
Republic Services Inc.	4,900	191,933

Total Commercial Services & Supplies		915,735

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Electrical Equipment - 0.9%
Eaton Corp. PLC	41,700	$2,814,333
Emerson Electric Co.	73,700	4,085,191
Rockwell Automation Inc.	9,900	1,233,936

Total Electrical Equipment		8,133,460

Industrial Conglomerates - 4.8%
General Electric Co.	1,283,300	34,097,281
Textron Inc.	24,800	1,106,824
United Technologies Corp.	79,400	8,807,842

Total Industrial Conglomerates		44,011,947

Machinery - 1.6%
AGCO Corp.	7,900	448,562
Cummins Inc.	18,400	2,413,896
Deere & Co.	29,800	2,892,090
Ingersoll-Rand PLC	19,900	1,341,658
Lincoln Electric Holdings Inc.	6,400	389,696
PACCAR Inc.	31,700	2,022,777
Parker Hannifin Corp.	16,400	1,907,812
Pentair PLC	16,100	1,106,875
Stanley Black & Decker Inc.	17,500	1,841,700
Xylem Inc.	15,300	567,171

Total Machinery		14,932,237

Professional Services - 0.1%
Dun & Bradstreet Corp.	4,800	585,600
Manpowergroup Inc.	7,000	625,660

Total Professional Services		1,211,260

Road & Rail - 0.9%
AMERCO	1,600	523,056
CSX Corp.	118,000	3,852,700
Norfolk Southern Corp.	36,800	3,214,848
Union Pacific Corp.	12,000	1,144,440

Total Road & Rail		8,735,044

TOTAL INDUSTRIALS		125,922,609

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.5%
Brocade Communications Systems Inc.	37,000	439,560
Cisco Systems Inc.	453,900	12,464,094
Juniper Networks Inc.	34,300	890,771
QUALCOMM Inc.	6,100	382,043

Total Communications Equipment		14,176,468

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics Inc.	11,800	658,440	*
Avnet Inc.	23,100	949,641
Corning Inc.	167,600	3,306,748
Jabil Circuit Inc.	17,300	368,317

Total Electronic Equipment, Instruments & Components		5,283,146

IT Services - 1.0%
Accenture PLC, Class A Shares	51,400	4,974,492
Computer Sciences Corp.	16,400	1,076,496
Teradata Corp.	12,300	455,100	*
Western Union Co.	46,100	937,213
Xerox Corp.	140,800	1,498,112

Total IT Services		8,941,413

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	399,800	$12,159,917
Lam Research Corp.	14,200	1,155,170
NVIDIA Corp.	66,300	1,333,293
Xilinx Inc.	23,100	1,020,096

Total Semiconductors & Semiconductor Equipment		15,668,476

Software - 5.4%
CA Inc.	39,600	1,159,884
Microsoft Corp.	724,100	31,969,015
Oracle Corp.	389,800	15,708,940
Symantec Corp.	33,100	769,575

Total Software		49,607,414

Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc.	433,700	54,396,823
EMC Corp.	151,800	4,006,002
Hewlett-Packard Co.	220,900	6,629,209
Western Digital Corp.	26,000	2,038,920

Total Technology Hardware, Storage & Peripherals		67,070,954

TOTAL INFORMATION TECHNOLOGY		160,747,871

MATERIALS - 3.3%
Chemicals - 2.5%
Celanese Corp., Series A Shares	17,600	1,265,088
CF Industries Holdings Inc.	21,000	1,349,880
Dow Chemical Co.	102,900	5,265,393
E.I. du Pont de Nemours & Co.	86,200	5,512,490
Eastman Chemical Co.	13,300	1,088,206
LyondellBasell Industries NV, Class A Shares	64,200	6,645,984
Mosaic Co.	31,100	1,457,035
Valspar Corp.	7,200	589,104

Total Chemicals		23,173,180

Containers & Packaging - 0.5%
Avery Dennison Corp.	7,700	469,238
Ball Corp.	10,800	757,620
Bemis Co. Inc.	11,800	531,118
Crown Holdings Inc.	16,000	846,560	*
MeadWestvaco Corp.	13,500	637,065
Packaging Corp. of America	8,700	543,663
Rock-Tenn Co., Class A Shares	3,500	210,700
Sonoco Products Co.	11,800	505,748

Total Containers & Packaging		4,501,712

Metals & Mining - 0.1%
Nucor Corp.	26,700	1,176,669

Paper & Forest Products - 0.2%
International Paper Co.	37,700	1,794,143

TOTAL MATERIALS		30,645,704

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc.	21,361	627,586

UTILITIES - 2.3%
Electric Utilities - 1.4%
American Electric Power Co. Inc.	43,700	2,314,789
Duke Energy Corp.	61,700	4,357,254
Edison International	29,000	1,611,820
Eversource Energy	31,200	1,416,792
Exelon Corp.	69,800	2,193,116
FirstEnergy Corp.	19,900	647,745
Pinnacle West Capital Corp.	9,900	563,211

Total Electric Utilities		13,104,727

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
Gas Utilities - 0.1%
UGI Corp.		15,400	$530,530

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.		85,700	1,136,382

Multi-Utilities - 0.6%
Ameren Corp.		26,700	1,006,056
Consolidated Edison Inc.		26,100	1,510,668
DTE Energy Co.		13,200	985,248
OGE Energy Corp.		10,900	311,413
Public Service Enterprise Group Inc.		45,600	1,791,168

Total Multi-Utilities			5,604,553

Water Utilities - 0.1%
American Water Works Co. Inc.		16,000	778,080

TOTAL UTILITIES			21,154,272

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $724,383,522)			920,270,955

	RATE
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $5,694,345)	0.103%	5,694,345	5,694,345

TOTAL INVESTMENTS - 100.3% (Cost - $730,077,867#)			925,965,300
Liabilities in Excess of Other Assets - (0.3)%			(2,582,908)

TOTAL NET ASSETS - 100.0%			$923,382,392

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1– quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$920,270,955	—	—	$920,270,955

Short-term investments†	5,694,345	—	—	5,694,345

Total investments	$925,965,300	—	—	$925,965,300

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$209,088,835
Gross unrealized depreciation	(13,201,402)

Net unrealized appreciation	$195,887,433

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015